Convertible Note Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt amortization	$ 166,275	$ 10,879
Debt discounts	318,048	82,500
Issue Discounts	21,037	7,500
Warrant Discounts	0	37,981
Beneficial conversion feature of convertible note	297,011	37,019
First Redwood Convertible Note
Debt amortization	1,418	0
JMJ Financial Convertible Note
Debt amortization	1,096	0
Vis Vires Group, Inc. Convertible Note
Debt amortization	15,265	0
First JMJ Financial Convertible Note
Debt amortization	16,439	0
Adar Bays, LLC Convertible Note
Debt amortization	20,420	0
LG Capital Funding, LLC Convertible Note [Member]
Debt amortization	32,143	0
Typenex Co-Investment, LLC Convertible Note [Member]
Debt amortization	$ 32,137	$ 4,882